Stockholders' Equity, Series D Preferred Shares (Details) - Series D Preferred Shares [Member] - shares		12 Months Ended
	Aug. 01, 2025	Dec. 31, 2025
Stockholders' Equity [Abstract]
Number of common shares that can be voted for each preferred share (in shares)		1,000
Related Party [Member] | Lax Trust [Member]
Stockholders' Equity [Abstract]
Issuance of Series D preferred shares on Spin-off distribution (in shares)	100,000